Equity Method Investment	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment

6. EQUITY METHOD INVESTMENT

Wheaton Way Apartments, LLC

Wheaton Way Apartments, LLC acquired an 8-acre parcel on May 31, 2016 and constructed a 162-unit apartment complex. The apartment complex was sold for $29,500,000 on July 31, 2018. Wheaton Way Apartments, LLC dissolved as of December 31, 2018.

The Company had a 15% interest in the Wheaton Way Apartments, LLC but was able to exercise significant influence over the LLC. Therefore, the investment is accounted for using the equity method.

Below is summarized financial information of the investment as of December 31, 2018 and for the year ended December 31, 2018:

Balance Sheet

12/31/2018
Assets
Cash	$–
Other Current Assets	–
Fixed Assets, Net	–
Land	–
Total Assets	$–

12/31/2018
Liabilities and Partners’ Equity
Accounts Payable	$–
Other Current Liabilities	–
Notes Payable	–
Total Liabilities	–

Partners’ Equity	–
Total Liabilities and Partners’ Equity	$–

12/31/2018
Statement of Operations
Revenue	$29,500,000
Expenses	21,302,000
Net Income	$8,198,000